Average Annual Total Returns - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 28, 2023
Fidelity Advisor Dividend Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.21%)
Past 5 years	5.07%
Past 10 years	9.10%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.12%)
Past 5 years	3.15%
Past 10 years	7.20%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.15%)
Past 5 years	3.62%
Past 10 years	7.02%
Fidelity Advisor Dividend Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.67%)
Past 5 years	5.49%
Past 10 years	9.07%
Fidelity Advisor Dividend Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.43%)
Past 5 years	5.32%
Past 10 years	9.09%
Fidelity Advisor Dividend Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.93%)
Past 5 years	6.58%
Past 10 years	10.01%
Fidelity Advisor Dividend Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.82%)
Past 5 years	6.75%
Since Inception	8.81%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWJP
Average Annual Return:
Past 1 year	(7.75%)
Past 5 years	10.26%
Past 10 years	13.04%

[1]	A From August 13, 2013